Reporting and Accounting Policies - Compensation Expense Recognized for Equity-Based Compensation (Details) - Stock compensation plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pretax expense	$ 121.3	$ 122.7	$ 100.7
Tax benefit	$ 17.0	$ 16.0	$ 14.1